Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Summary of Property and Equuipment and Depreciation Expense

Property and equipment consists of the following:

	December 31,
	2012	2013
	RMB	RMB
Computer equipment	19,465,980	14,869,429
Office equipment and furniture	2,494,285	2,473,596
Motor vehicles	616,649	616,649
Leasehold improvements	12,110,328	13,967,382

Total property and equipment	34,687,242	31,927,056
Less: accumulated depreciation	(26,051,513)	(22,712,318)

Property and equipment, net	8,635,729	9,214,738

The depreciation expense was allocated as follows:

	Year Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Cost of revenues	2,105,699	1,736,347	1,485,003
Research and development expenses	1,925,669	2,567,077	2,066,856
Selling and marketing expenses	2,466,549	2,029,175	1,355,310
General and administrative expenses	592,555	621,777	715,274

Total depreciation expense	7,090,472	6,954,376	5,622,443